DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Low Beta High Yield Bond ETF

May 31, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.2%
Basic Materials - 4.1%
Chemicals - 1.4%
Ashland LLC, 4.75%, 8/15/22	$346,000	$360,086
CF Industries, Inc., 3.45%, 6/1/23	673,000	700,761
Chemours Co., 7.00%, 5/15/25(a)	655,000	674,699
INEOS Group Holdings SA, 144A, 5.625%, 8/1/24	242,000	244,138
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	444,000	444,416
Nouryon Holding BV, 144A, 8.00%, 10/1/26(a)	505,000	534,926
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	892,000	938,009
144A, 5.00%, 5/1/25	425,000	453,555
OCI NV, 144A, 5.25%, 11/1/24	515,000	531,575
Olin Corp.
144A, 9.50%, 6/1/25	432,000	537,235
5.125%, 9/15/27	400,000	418,148
SPCM SA, 144A, 4.875%, 9/15/25	486,000	497,679
Tronox, Inc., 144A, 6.50%, 5/1/25	460,000	490,878

(Cost $6,817,033)		6,826,105

Iron/Steel - 0.6%
ArcelorMittal SA
3.60%, 7/16/24	634,000	676,494
4.55%, 3/11/26	637,000	712,004
4.25%, 7/16/29	423,000	459,826
Cleveland-Cliffs, Inc.
144A, 9.875%, 10/17/25	565,000	661,807
144A, 6.75%, 3/15/26	710,000	767,698

(Cost $3,246,438)		3,277,829

Mining - 2.1%
Alcoa Nederland Holding BV
144A, 7.00%, 9/30/26	613,000	642,884
144A, 5.50%, 12/15/27	930,000	1,009,017
144A, 6.125%, 5/15/28	42,000	45,782
Arconic Corp., 144A, 6.00%, 5/15/25	648,000	692,751
Constellium SE, 144A, 5.875%, 2/15/26	440,000	452,287
FMG Resources August 2006 Pty Ltd.
144A, 5.125%, 5/15/24	661,000	721,660
144A, 4.50%, 9/15/27	503,000	547,249
Freeport-McMoRan, Inc.
3.875%, 3/15/23	1,053,000	1,093,125
4.55%, 11/14/24	582,000	632,238
5.00%, 9/1/27(a)	528,000	557,719
4.125%, 3/1/28	607,000	634,315
4.375%, 8/1/28	231,000	244,317
5.25%, 9/1/29	603,000	671,088
4.25%, 3/1/30	511,000	550,661
4.625%, 8/1/30(a)	677,000	744,185
Novelis Corp., 144A, 5.875%, 9/30/26	1,349,000	1,408,916

(Cost $10,555,523)		10,648,194

Communications - 18.6%
Advertising - 0.3%
Lamar Media Corp.
3.75%, 2/15/28	613,000	617,597
4.00%, 2/15/30	397,000	399,676
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25	340,000	360,995

(Cost $1,363,722)		1,378,268

Internet - 2.9%
Cogent Communications Group, Inc., 144A, 3.50%, 5/1/26	425,000	433,071
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144A, 5.25%, 12/1/27	515,000	538,844
Match Group Holdings II LLC
144A, 5.00%, 12/15/27	382,000	401,027
144A, 4.625%, 6/1/28	432,000	443,340
Netflix, Inc.
5.75%, 3/1/24	119,000	133,652
5.875%, 2/15/25	840,000	968,999
144A, 3.625%, 6/15/25	307,000	329,571
4.375%, 11/15/26(a)	851,000	960,894
4.875%, 4/15/28	1,380,000	1,589,277
5.875%, 11/15/28	1,649,000	1,997,508
6.375%, 5/15/29	668,000	835,745
144A, 5.375%, 11/15/29	791,000	936,330
144A, 4.875%, 6/15/30	842,000	971,458
NortonLifeLock, Inc.
3.95%, 6/15/22	445,000	456,125
144A, 5.00%, 4/15/25	971,000	982,603
Twitter, Inc., 144A, 3.875%, 12/15/27	634,000	670,201
Uber Technologies, Inc.
144A, 7.50%, 5/15/25	850,000	919,403
144A, 8.00%, 11/1/26	1,275,000	1,380,908

(Cost $14,747,589)		14,948,956

Media - 7.4%
Altice Financing SA, 144A, 7.50%, 5/15/26	2,385,000	2,482,636
AMC Networks, Inc.
5.00%, 4/1/24	325,000	329,248
4.75%, 8/1/25	680,000	699,550
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 4.00%, 3/1/23	19,000	19,187
144A, 5.75%, 2/15/26	1,290,000	1,335,472
144A, 5.50%, 5/1/26	1,209,000	1,251,255
144A, 5.125%, 5/1/27	2,745,000	2,871,956
144A, 5.875%, 5/1/27	1,123,000	1,159,295
144A, 5.00%, 2/1/28	2,113,000	2,213,410

144A, 5.375%, 6/1/29	1,267,000	1,378,515
CSC Holdings LLC
5.875%, 9/15/22	714,000	749,393
5.25%, 6/1/24	471,000	511,480
144A, 5.50%, 4/15/27	1,163,000	1,222,604
144A, 5.375%, 2/1/28	948,000	997,770
144A, 6.50%, 2/1/29	1,458,000	1,596,926
DISH DBS Corp.
5.875%, 7/15/22	1,620,000	1,686,825
5.00%, 3/15/23	1,391,000	1,446,640
Gray Television, Inc.
144A, 5.875%, 7/15/26	759,000	785,557
144A, 7.00%, 5/15/27	450,000	487,573
iHeartCommunications, Inc., 6.375%, 5/1/26	730,000	780,698
Meredith Corp., 6.875%, 2/1/26	39,000	40,804
News Corp., 144A, 3.875%, 5/15/29	835,000	843,350
Quebecor Media, Inc., 5.75%, 1/15/23	460,000	488,725
Sirius XM Radio, Inc.
144A, 3.875%, 8/1/22	792,000	796,831
144A, 4.625%, 7/15/24	1,358,000	1,393,647
144A, 5.375%, 7/15/26	905,000	932,150
144A, 5.00%, 8/1/27	1,287,000	1,346,524
144A, 5.50%, 7/1/29	1,057,000	1,140,239
TEGNA, Inc., 144A, 4.75%, 3/15/26	471,000	500,897
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	800,000	845,000
Videotron Ltd.
5.00%, 7/15/22	1,039,000	1,080,087
144A, 5.375%, 6/15/24	514,000	562,208
144A, 5.125%, 4/15/27	587,000	614,175
Virgin Media Secured Finance PLC, 144A, 5.50%, 8/15/26	866,000	899,124
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	531,000	557,391
Ziggo BV, 144A, 5.50%, 1/15/27	1,423,000	1,476,362

(Cost $37,424,149)		37,523,504

Telecommunications - 8.0%
Altice France Holding SA, 144A, 10.50%, 5/15/27	1,350,000	1,510,987
Altice France SA
144A, 7.375%, 5/1/26	1,495,000	1,556,549
144A, 8.125%, 2/1/27	1,580,000	1,724,175
Cincinnati Bell, Inc., 144A, 7.00%, 7/15/24	675,000	697,947
CommScope, Inc.
144A, 5.50%, 3/1/24	1,000,000	1,029,950
144A, 6.00%, 3/1/26	1,350,000	1,419,862
Hughes Satellite Systems Corp., 5.25%, 8/1/26	632,000	705,002
Level 3 Financing, Inc.
5.375%, 5/1/25	600,000	615,330
5.25%, 3/15/26	650,000	671,304
144A, 4.625%, 9/15/27	845,000	869,919
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	529,000	584,230
Series Y, 7.50%, 4/1/24	1,064,000	1,193,010
5.625%, 4/1/25	566,000	608,524
144A, 5.125%, 12/15/26(a)	694,000	719,808
144A, 4.00%, 2/15/27	1,066,000	1,079,474
Nokia OYJ
3.375%, 6/12/22	418,000	429,707
4.375%, 6/12/27	410,000	449,495
Sprint Communications, Inc., 6.00%, 11/15/22	1,954,000	2,077,874
Sprint Corp.
7.875%, 9/15/23	3,531,000	4,005,425
7.125%, 6/15/24	1,793,000	2,069,409
7.625%, 2/15/25	1,616,000	1,912,730
7.625%, 3/1/26	1,256,000	1,527,610
Telecom Italia SpA, 144A, 5.303%, 5/30/24	1,268,000	1,380,535
T-Mobile USA, Inc.
4.50%, 2/1/26	758,000	778,170
2.25%, 2/15/26	845,000	853,196
2.625%, 4/15/26	700,000	713,332
5.375%, 4/15/27	429,000	455,684
4.75%, 2/1/28	1,329,000	1,422,176
2.625%, 2/15/29	919,000	888,485
3.375%, 4/15/29(a)	1,057,000	1,075,852
2.875%, 2/15/31	913,000	881,839
3.50%, 4/15/31	1,141,000	1,161,447
VEON Holdings BV
144A, 5.95%, 2/13/23	234,000	250,564
144A, 7.25%, 4/26/23	294,000	320,692
144A, 4.95%, 6/16/24	335,000	362,525
144A, 4.00%, 4/9/25	1,065,000	1,128,980
144A, 3.375%, 11/25/27	1,085,000	1,094,006

(Cost $39,968,887)		40,225,804

Consumer, Cyclical - 19.1%
Airlines - 0.9%
Delta Air Lines, Inc.
3.80%, 4/19/23	469,000	485,549
2.90%, 10/28/24	768,000	779,195
7.375%, 1/15/26	1,057,000	1,245,820
United Airlines Holdings, Inc., 4.25%, 10/1/22	450,000	460,687
United Airlines, Inc., 144A, 4.375%, 4/15/26	1,650,000	1,711,900

(Cost $4,646,458)		4,683,151

Apparel - 0.8%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	823,000	874,437
144A, 5.375%, 5/15/25	450,000	475,198
144A, 4.875%, 5/15/26	793,000	849,890
Levi Strauss & Co., 144A, 3.50%, 3/1/31	459,000	452,629
Under Armour, Inc., 3.25%, 6/15/26(a)	489,000	500,968

William Carter Co.
144A, 5.50%, 5/15/25	387,000	408,324
144A, 5.625%, 3/15/27	472,000	495,036

(Cost $4,028,729)		4,056,482

Auto Manufacturers - 5.3%
Allison Transmission, Inc.
144A, 4.75%, 10/1/27	256,000	267,695
144A, 5.875%, 6/1/29	423,000	459,579
Ford Motor Co.
8.50%, 4/21/23	3,071,000	3,432,073
9.00%, 4/22/25	2,865,000	3,504,038
4.346%, 12/8/26	1,072,000	1,142,238
Ford Motor Credit Co. LLC
2.979%, 8/3/22	538,000	546,987
4.25%, 9/20/22	435,000	449,420
MTN, 3.55%, 10/7/22	238,000	244,613
3.35%, 11/1/22	746,000	764,005
3.087%, 1/9/23	835,000	851,704
4.14%, 2/15/23	538,000	560,037
3.096%, 5/4/23	564,000	576,183
4.375%, 8/6/23	595,000	626,612
3.37%, 11/17/23	484,000	500,335
3.81%, 1/9/24	534,000	555,830
5.584%, 3/18/24	826,000	902,950
3.664%, 9/8/24	464,000	485,133
4.063%, 11/1/24	836,000	884,885
4.687%, 6/9/25	339,000	365,205
5.125%, 6/16/25	935,000	1,024,409
4.134%, 8/4/25	466,000	494,892
3.375%, 11/13/25	895,000	917,424
GMTN, 4.389%, 1/8/26	1,053,000	1,122,982
4.542%, 8/1/26	234,000	252,301
4.271%, 1/9/27	743,000	783,527
4.125%, 8/17/27	737,000	771,086
3.815%, 11/2/27	394,000	402,865
2.90%, 2/16/28	410,000	400,049
4.00%, 11/13/30	890,000	908,886
Navistar International Corp., 144A, 6.625%, 11/1/25	950,000	984,438
Tesla, Inc., 144A, 5.30%, 8/15/25	1,523,000	1,580,615

(Cost $26,330,360)		26,762,996

Auto Parts & Equipment - 0.9%
Adient US LLC, 144A, 9.00%, 4/15/25	255,000	282,232
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	595,000	617,208
Clarios Global LP, 144A, 6.75%, 5/15/25	374,000	401,644
Clarios Global LP / Clarios US Finance Co., 144A, 6.25%, 5/15/26	854,000	912,883
Dana, Inc.
5.375%, 11/15/27	342,000	364,230
5.625%, 6/15/28	337,000	364,018
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	602,000	676,169
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	928,000	1,006,453

(Cost $4,569,257)		4,624,837

Distribution/Wholesale - 0.5%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	650,000	665,759
Avient Corp.
5.25%, 3/15/23	481,000	516,212
144A, 5.75%, 5/15/25	601,000	637,054
Core & Main LP, 144A, 6.125%, 8/15/25	660,000	674,850

(Cost $2,477,345)		2,493,875

Entertainment - 2.0%
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	850,000	892,457
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A, 5.50%, 5/1/25	845,000	884,081
International Game Technology PLC
144A, 6.50%, 2/15/25	897,000	994,881
144A, 4.125%, 4/15/26	650,000	671,980
144A, 6.25%, 1/15/27	612,000	694,271
Live Nation Entertainment, Inc., 144A, 6.50%, 5/15/27	987,000	1,090,709
Scientific Games International, Inc., 144A, 5.00%, 10/15/25	1,100,000	1,134,375
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	675,000	727,404
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A, 7.00%, 7/15/26	928,000	966,521
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	384,000	408,515
WMG Acquisition Corp.
144A, 3.875%, 7/15/30	431,000	435,735
144A, 3.00%, 2/15/31	682,000	644,609
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 7.75%, 4/15/25	565,000	608,787

(Cost $10,151,791)		10,154,325

Food Service - 0.5%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	659,000	676,299
144A, 6.375%, 5/1/25	1,127,000	1,198,852
4.75%, 6/1/26	420,000	429,975

(Cost $2,303,685)		2,305,126

Home Builders - 0.8%
Forestar Group, Inc., 144A, 3.85%, 5/15/26	275,000	277,366
Mattamy Group Corp., 144A, 5.25%, 12/15/27	444,000	464,102
Meritage Homes Corp.
6.00%, 6/1/25	313,000	356,964
144A, 3.875%, 4/15/29	300,000	312,776

Taylor Morrison Communities, Inc.
144A, 5.875%, 6/15/27	284,000	319,327
144A, 5.75%, 1/15/28	524,000	581,142
Toll Brothers Finance Corp.
4.375%, 4/15/23	453,000	476,040
4.875%, 3/15/27	518,000	587,070
4.35%, 2/15/28	276,000	301,066
3.80%, 11/1/29	381,000	406,790

(Cost $4,029,360)		4,082,643

Home Furnishings - 0.2%
Tempur Sealy International, Inc., 5.50%, 6/15/26
(Cost $816,451)	784,000	805,587

Housewares - 0.7%
Newell Brands, Inc.
4.35%, 4/1/23	970,000	1,021,502
4.875%, 6/1/25	170,000	189,497
4.70%, 4/1/26	1,878,000	2,112,806
Scotts Miracle-Gro Co., 4.50%, 10/15/29	337,000	351,981

(Cost $3,584,210)		3,675,786

Leisure Time - 1.1%
Carnival Corp., 144A, 11.50%, 4/1/23	3,361,000	3,848,446
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	575,000	594,585
144A, 10.875%, 6/1/23	895,000	1,028,131

(Cost $5,435,973)		5,471,162

Lodging - 2.0%
Boyd Gaming Corp.
144A, 8.625%, 6/1/25	520,000	572,650
6.00%, 8/15/26	594,000	618,681
Diamond Resorts International, Inc.
144A, 7.75%, 9/1/23	50,000	52,063
144A, 10.75%, 9/1/24	540,000	566,406
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 5/1/25	434,000	457,479
144A, 5.75%, 5/1/28	411,000	443,364
144A, 3.75%, 5/1/29	895,000	899,515
4.875%, 1/15/30	687,000	731,895
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	442,000	460,980
Marriott Ownership Resorts, Inc., 144A, 6.125%, 9/15/25	520,000	554,588
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/25	833,000	855,391
MGM Resorts International
6.00%, 3/15/23	1,227,000	1,311,356
6.75%, 5/1/25(a)	691,000	741,688
5.75%, 6/15/25	600,000	660,000
4.625%, 9/1/26	350,000	368,743
Travel + Leisure Co., 3.90%, 3/1/23	315,000	325,238
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, 5/30/23	400,000	411,700

(Cost $9,967,089)		10,031,737

Retail - 3.1%
1011778 BC ULC / New Red Finance, Inc.
144A, 4.25%, 5/15/24	642,000	649,518
144A, 5.75%, 4/15/25	570,000	603,348
144A, 3.875%, 1/15/28	611,000	614,055
144A, 3.50%, 2/15/29	647,000	634,067
Gap, Inc.
144A, 8.375%, 5/15/23(a)	475,000	539,044
144A, 8.625%, 5/15/25	722,000	799,055
144A, 8.875%, 5/15/27(a)	807,000	938,472
Golden Nugget, Inc., 144A, 8.75%, 10/1/25(a)	165,000	174,558
IRB Holding Corp., 144A, 7.00%, 6/15/25	671,000	725,787
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
144A, 5.25%, 6/1/26	888,000	911,310
144A, 4.75%, 6/1/27	634,000	665,668
L Brands, Inc.
144A, 9.375%, 7/1/25	433,000	552,315
7.50%, 6/15/29	425,000	489,917
Lithia Motors, Inc.
144A, 4.625%, 12/15/27	322,000	339,621
144A, 3.875%, 6/1/29	600,000	617,706
144A, 4.375%, 1/15/31	465,000	492,433
Macy’s Retail Holdings LLC, 2.875%, 2/15/23	460,000	463,450
Macy’s, Inc., 144A, 8.375%, 6/15/25	1,110,000	1,227,993
Murphy Oil USA, Inc.
4.75%, 9/15/29	412,000	431,059
144A, 3.75%, 2/15/31	414,000	403,046
Penske Automotive Group, Inc.
3.50%, 9/1/25	465,000	479,634
5.50%, 5/15/26(a)	342,000	352,951
QVC, Inc.
4.375%, 3/15/23	482,000	506,893
4.85%, 4/1/24	688,000	747,368
4.45%, 2/15/25	439,000	468,033
4.75%, 2/15/27	486,000	513,972
Yum! Brands, Inc., 144A, 7.75%, 4/1/25	502,000	546,555

(Cost $15,796,471)		15,887,828

Toys/Games/Hobbies - 0.3%
Mattel, Inc.
144A, 3.375%, 4/1/26	550,000	572,038
144A, 5.875%, 12/15/27	474,000	520,853
144A, 3.75%, 4/1/29	512,000	524,792

(Cost $1,600,360)		1,617,683

Consumer, Non-cyclical - 17.9%
Agriculture - 0.1%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27
(Cost $407,197)	392,000	410,590
Commercial Services - 3.2%
ADT Security Corp.
3.50%, 7/15/22	960,000	978,533
4.125%, 6/15/23	596,000	620,621
APX Group, Inc., 7.875%, 12/1/22	575,000	577,846
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 5.75%, 7/15/27	340,000	358,700
Brink’s Co.
144A, 5.50%, 7/15/25	381,000	406,119
144A, 4.625%, 10/15/27	448,000	459,760
Gartner, Inc., 144A, 4.50%, 7/1/28	676,000	712,788
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	1,007,000	1,062,385
Jaguar Holding Co. II / PPD Development LP
144A, 4.625%, 6/15/25	193,000	202,410
144A, 5.00%, 6/15/28	693,000	750,131
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25(a)	276,000	283,935
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.25%, 4/15/24	648,000	691,908
Service Corp. International
4.625%, 12/15/27	430,000	454,187
5.125%, 6/1/29	657,000	711,991
3.375%, 8/15/30	739,000	719,165
Square, Inc.
144A, 2.75%, 6/1/26	850,000	857,735
144A, 3.50%, 6/1/31	850,000	851,233
United Rentals North America, Inc.
5.875%, 9/15/26	839,000	874,490
5.50%, 5/15/27	867,000	917,936
4.875%, 1/15/28	1,419,000	1,500,663
5.25%, 1/15/30	1,160,000	1,268,680
4.00%, 7/15/30	508,000	518,155
3.875%, 2/15/31	598,000	601,738

(Cost $16,212,495)		16,381,109

Food - 4.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.50%, 2/15/23	572,000	587,004
144A, 3.25%, 3/15/26	635,000	640,286
144A, 7.50%, 3/15/26	535,000	591,108
B&G Foods, Inc., 5.25%, 4/1/25	733,000	754,074
JBS USA Food Co.
144A, 7.00%, 1/15/26	316,000	337,409
144A, 5.75%, 1/15/28	594,000	630,240
JBS USA LUX SA / JBS USA Finance, Inc., 144A, 6.75%, 2/15/28	778,000	852,105
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
144A, 6.50%, 4/15/29	1,243,000	1,394,814
144A, 5.50%, 1/15/30	1,067,000	1,175,044
144A, 3.75%, 12/1/31	350,000	355,267
Kraft Heinz Foods Co.
3.50%, 6/6/22	549,000	564,964
3.95%, 7/15/25	650,000	716,720
3.00%, 6/1/26	1,746,000	1,847,945
3.875%, 5/15/27	1,144,000	1,253,633
4.625%, 1/30/29	1,251,000	1,416,984
3.75%, 4/1/30	570,000	611,169
4.25%, 3/1/31	1,058,000	1,178,529
Lamb Weston Holdings, Inc.
144A, 4.625%, 11/1/24	889,000	920,115
144A, 4.875%, 11/1/26	804,000	834,741
144A, 4.875%, 5/15/28(a)	380,000	418,032
Pilgrim’s Pride Corp., 144A, 5.875%, 9/30/27	883,000	940,395
Post Holdings, Inc., 144A, 5.75%, 3/1/27	1,140,000	1,193,523
US Foods, Inc., 144A, 6.25%, 4/15/25	816,000	865,605

(Cost $19,942,622)		20,079,706

Healthcare-Products - 0.7%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	1,305,000	1,360,012
Hologic, Inc.
144A, 4.625%, 2/1/28	340,000	355,300
144A, 3.25%, 2/15/29	841,000	821,026
Teleflex, Inc.
4.875%, 6/1/26	333,000	341,119
4.625%, 11/15/27	210,000	223,742
144A, 4.25%, 6/1/28	481,000	496,633

(Cost $3,595,696)		3,597,832

Healthcare-Services - 7.6%
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	419,000	438,092
144A, 3.125%, 2/15/29	438,000	422,035
Centene Corp.
144A, 5.375%, 6/1/26	1,281,000	1,336,019
144A, 5.375%, 8/15/26	1,267,000	1,321,456
4.25%, 12/15/27	1,868,000	1,963,856
4.625%, 12/15/29	2,431,000	2,627,583
3.375%, 2/15/30	2,017,000	2,039,853
3.00%, 10/15/30	1,911,000	1,914,201
2.50%, 3/1/31	1,886,000	1,809,532
Charles River Laboratories International, Inc., 144A, 4.25%, 5/1/28	399,000	409,972
Encompass Health Corp., 4.50%, 2/1/28	685,000	708,119
HCA, Inc.
5.875%, 5/1/23	1,224,000	1,332,055
5.375%, 2/1/25	2,024,000	2,266,880
5.875%, 2/15/26	1,472,000	1,683,600

5.375%, 9/1/26	1,392,000	1,576,440
5.625%, 9/1/28	1,004,000	1,168,405
5.875%, 2/1/29	1,099,000	1,291,325
3.50%, 9/1/30	1,854,000	1,906,515
IQVIA, Inc.
144A, 5.00%, 10/15/26	880,000	915,187
144A, 5.00%, 5/15/27	956,000	1,002,223
Legacy LifePoint Health LLC, 144A, 6.75%, 4/15/25	505,000	535,159
Molina Healthcare, Inc.
5.375%, 11/15/22	657,000	688,207
144A, 4.375%, 6/15/28	702,000	724,927
144A, 3.875%, 11/15/30	578,000	590,265
Tenet Healthcare Corp.
6.75%, 6/15/23	1,582,000	1,720,820
4.625%, 7/15/24	1,580,000	1,603,305
144A, 4.625%, 9/1/24	490,000	501,667
144A, 7.50%, 4/1/25	568,000	609,712
144A, 4.875%, 1/1/26	1,704,000	1,762,345
144A, 5.125%, 11/1/27	1,433,000	1,498,058

(Cost $38,005,684)		38,367,813

Household Products/Wares - 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25
(Cost $424,931)	412,000	422,815

Pharmaceuticals - 2.2%
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	1,039,000	1,123,419
144A, 8.50%, 1/31/27	1,535,000	1,646,288
Bausch Health Cos., Inc.
144A, 7.00%, 3/15/24	108,000	110,368
144A, 5.50%, 11/1/25	1,477,000	1,518,061
144A, 9.00%, 12/15/25	1,483,000	1,588,664
144A, 5.75%, 8/15/27	429,000	447,792
Elanco Animal Health, Inc.
5.272%, 8/28/23	511,000	553,497
5.90%, 8/28/28	666,000	768,224
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	741,000	745,557
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,521,000	2,502,093

(Cost $11,079,790)		11,003,963

Energy - 12.9%
Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC
144A, 4.25%, 1/31/23	398,000	410,638
144A, 5.00%, 1/31/28	284,000	299,180

(Cost $711,113)		709,818

Oil & Gas - 7.6%
Antero Resources Corp., 5.00%, 3/1/25	501,000	514,151
Apache Corp.
4.625%, 11/15/25	442,000	469,625
4.875%, 11/15/27	380,000	399,509
4.375%, 10/15/28	766,000	786,874
4.25%, 1/15/30(a)	754,000	760,624
Chesapeake Energy Corp.
144A, 5.50%, 2/1/26	998,000	1,054,197
144A, 5.875%, 2/1/29	48,000	51,857
Continental Resources, Inc.
4.50%, 4/15/23	233,000	243,553
3.80%, 6/1/24	1,604,000	1,686,317
4.375%, 1/15/28(a)	857,000	930,916
144A, 5.75%, 1/15/31(a)	1,116,000	1,311,177
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	1,007,000	1,042,034
Endeavor Energy Resources LP / EER Finance, Inc.
144A, 6.625%, 7/15/25	507,000	538,726
144A, 5.50%, 1/30/26	405,000	419,171
144A, 5.75%, 1/30/28	809,000	857,483
EQT Corp.
3.00%, 10/1/22(a)	133,000	136,073
7.625%, 2/1/25	1,186,000	1,386,665
144A, 3.125%, 5/15/26	200,000	203,754
3.90%, 10/1/27	1,053,000	1,125,815
8.50%, 2/1/30	525,000	683,264
144A, 3.625%, 5/15/31	425,000	438,290
Leviathan Bond Ltd.
144A,REGS, 5.75%, 6/30/23	378,000	398,810
144A,REGS, 6.125%, 6/30/25(a)	633,000	697,513
144A,REGS, 6.50%, 6/30/27	478,000	532,980
MEG Energy Corp., 144A, 6.50%, 1/15/25	430,000	445,497
Murphy Oil Corp., 6.875%, 8/15/24	461,000	472,679
Occidental Petroleum Corp.
2.70%, 8/15/22	603,000	607,251
2.70%, 2/15/23(a)	865,000	871,284
6.95%, 7/1/24	701,000	780,388
2.90%, 8/15/24	1,522,000	1,520,098
3.50%, 6/15/25	647,000	648,213
8.00%, 7/15/25(a)	1,035,000	1,218,599
5.875%, 9/1/25(a)	717,000	777,802
5.50%, 12/1/25	597,000	642,536
5.55%, 3/15/26	928,000	991,800
3.40%, 4/15/26	620,000	605,309
3.20%, 8/15/26	1,001,000	965,965
3.00%, 2/15/27	814,000	771,143
3.50%, 8/15/29	1,264,000	1,186,725
Ovintiv Exploration, Inc.
5.625%, 7/1/24	879,000	978,503
5.375%, 1/1/26	605,000	682,007
Parkland Corp.
144A, 5.875%, 7/15/27	608,000	648,918

144A, 4.50%, 10/1/29	610,000	620,440
PDC Energy, Inc.
6.125%, 9/15/24	325,000	332,719
5.75%, 5/15/26	636,000	664,626
Puma International Financing SA, 144A, 5.125%, 10/6/24	510,000	518,106
Range Resources Corp., 5.00%, 3/15/23	407,000	419,210
Southwestern Energy Co., 6.45%, 1/23/25	752,000	824,545
Sunoco LP / Sunoco Finance Corp.
5.50%, 2/15/26	1,074,000	1,110,248
6.00%, 4/15/27	50,000	52,313
144A, 4.50%, 5/15/29	784,000	779,998
WPX Energy, Inc.
5.25%, 9/15/24	425,000	471,999
5.75%, 6/1/26	479,000	500,337
4.50%, 1/15/30	512,000	553,482

(Cost $37,527,297)		38,332,118

Pipelines - 5.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	25,000	25,750
Buckeye Partners LP
4.15%, 7/1/23	377,000	390,376
144A, 4.125%, 3/1/25	243,000	250,897
3.95%, 12/1/26	1,481,000	1,505,066
4.125%, 12/1/27	50,000	49,890
144A, 4.50%, 3/1/28	86,000	86,210
Cheniere Energy Partners LP
5.625%, 10/1/26	723,000	753,727
4.50%, 10/1/29	1,268,000	1,342,495
144A, 4.00%, 3/1/31	1,380,000	1,426,251
Cheniere Energy, Inc., 144A, 4.625%, 10/15/28	1,625,000	1,708,403
DCP Midstream Operating LP
3.875%, 3/15/23	605,000	629,454
5.375%, 7/15/25	632,000	693,086
5.625%, 7/15/27	679,000	748,458
5.125%, 5/15/29	324,000	349,685
EnLink Midstream Partners LP
4.40%, 4/1/24(a)	436,000	454,168
4.15%, 6/1/25	613,000	628,224
EQM Midstream Partners LP
4.75%, 7/15/23	478,000	500,954
4.00%, 8/1/24	579,000	593,174
144A, 6.00%, 7/1/25	741,000	803,978
4.125%, 12/1/26	291,000	294,034
Hess Midstream Operations LP
144A, 5.625%, 2/15/26	1,098,000	1,140,773
144A, 5.125%, 6/15/28	50,000	52,530
NuStar Logistics LP
5.75%, 10/1/25	283,000	301,572
6.00%, 6/1/26	658,000	706,261
5.625%, 4/28/27	469,000	496,772
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	345,000	347,660
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 5.50%, 9/15/24	417,000	425,365
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 4/15/26(a)	324,000	339,795
5.375%, 2/1/27	399,000	415,916
6.50%, 7/15/27	1,119,000	1,214,137
5.00%, 1/15/28	136,000	142,445
6.875%, 1/15/29	541,000	601,862
5.50%, 3/1/30	756,000	817,784
144A, 4.875%, 2/1/31	1,077,000	1,128,874
144A, 4.00%, 1/15/32	796,000	790,344
Western Midstream Operating LP
4.00%, 7/1/22	263,000	269,993
4.35%, 2/1/25	1,212,000	1,265,025
3.95%, 6/1/25	256,000	266,208
4.65%, 7/1/26	192,000	205,184
4.50%, 3/1/28	32,000	34,000
4.75%, 8/15/28	654,000	702,497
5.30%, 2/1/30	1,006,000	1,110,373

(Cost $25,516,295)		26,009,650

Financial - 10.5%
Banks - 1.7%
CIT Group, Inc.
5.00%, 8/15/22	1,513,000	1,590,541
5.00%, 8/1/23	429,000	466,537
4.75%, 2/16/24	536,000	584,489
3.929%, 6/19/24	288,000	305,785
5.25%, 3/7/25	314,000	355,547
6.125%, 3/9/28	369,000	447,424
Commerzbank AG, 144A, 8.125%, 9/19/23	678,000	776,059
Deutsche Bank AG, 3.729%, 1/14/32(b)	1,048,000	1,050,688
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	1,627,000	1,774,897
144A, 5.71%, 1/15/26	1,391,000	1,574,945

(Cost $8,791,911)		8,926,912

Diversified Financial Services - 2.7%
Ally Financial, Inc., 5.75%, 11/20/25	888,000	1,022,607
LPL Holdings, Inc.
144A, 4.625%, 11/15/27	348,000	363,551
144A, 4.00%, 3/15/29	761,000	757,195
Navient Corp.
6.50%, 6/15/22	796,000	833,810
5.50%, 1/25/23	963,000	1,008,743
7.25%, 9/25/23	398,000	437,332
OneMain Finance Corp.
5.625%, 3/15/23	823,000	872,380

6.125%, 3/15/24	1,115,000	1,202,806
6.875%, 3/15/25	1,464,000	1,656,150
8.875%, 6/1/25	544,000	600,402
7.125%, 3/15/26	778,000	906,370
6.625%, 1/15/28	800,000	908,904
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	549,000	577,156
Quicken Loans LLC, 144A, 5.25%, 1/15/28	408,000	427,129
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
144A, 3.625%, 3/1/29	1,025,000	1,001,297
144A, 3.875%, 3/1/31	967,000	947,060

(Cost $13,378,792)		13,522,892

Insurance - 0.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 4.25%, 10/15/27	428,000	428,576
MGIC Investment Corp., 5.25%, 8/15/28	578,000	612,258
Radian Group, Inc.
4.50%, 10/1/24	138,000	145,762
6.625%, 3/15/25	739,000	836,005
4.875%, 3/15/27	320,000	341,714

(Cost $2,307,213)		2,364,315

Real Estate - 0.3%
Howard Hughes Corp., 144A, 5.375%, 8/1/28	597,000	629,462
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 4.875%, 6/1/23	400,000	416,700
144A, 7.625%, 6/15/25	375,000	407,362

(Cost $1,439,183)		1,453,524

Real Estate Investment Trusts - 4.7%
Diversified Healthcare Trust, 9.75%, 6/15/25	845,000	940,984
EPR Properties, 4.75%, 12/15/26	378,000	398,829
ESH Hospitality, Inc.
144A, 5.25%, 5/1/25	856,000	873,120
144A, 4.625%, 10/1/27	615,000	651,700
HAT Holdings I LLC / HAT Holdings II LLC
144A, 5.25%, 7/15/24	373,000	384,695
144A, 6.00%, 4/15/25	380,000	401,375
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	888,000	922,414
144A, 5.25%, 3/15/28	528,000	552,534
iStar, Inc., 4.75%, 10/1/24	655,000	685,457
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	466,000	500,950
144A, 4.625%, 6/15/25	678,000	720,355
4.50%, 9/1/26	432,000	457,421
5.75%, 2/1/27	711,000	788,325
144A, 3.875%, 2/15/29	645,000	653,375
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	162,000	167,065
5.00%, 10/15/27	1,141,000	1,202,329
4.625%, 8/1/29	831,000	882,734
3.50%, 3/15/31	1,101,000	1,111,261
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 7.50%, 6/1/25	400,000	433,160
SBA Communications Corp.
4.875%, 9/1/24	976,000	997,355
3.875%, 2/15/27	1,377,000	1,409,766
144A, 3.125%, 2/1/29	1,241,000	1,192,911
Service Properties Trust
5.00%, 8/15/22	385,000	389,414
4.50%, 6/15/23	500,000	501,922
Starwood Property Trust, Inc., 4.75%, 3/15/25	450,000	470,354
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	1,850,000	1,984,125
VICI Properties LP / VICI Note Co., Inc.
144A, 3.50%, 2/15/25(a)	294,000	299,845
144A, 4.25%, 12/1/26	1,117,000	1,151,052
144A, 3.75%, 2/15/27	728,000	737,151
144A, 4.625%, 12/1/29	898,000	936,883
144A, 4.125%, 8/15/30	845,000	859,069
XHR LP, 144A, 6.375%, 8/15/25	225,000	239,046

(Cost $23,708,097)		23,896,976

Venture Capital - 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.75%, 2/1/24	817,000	834,892
4.75%, 9/15/24	994,000	1,037,140
6.375%, 12/15/25	228,000	235,582
6.25%, 5/15/26	1,061,000	1,124,024

(Cost $3,215,302)		3,231,638

Industrial - 7.7%
Aerospace/Defense - 2.0%
Howmet Aerospace, Inc.
5.125%, 10/1/24	1,111,000	1,216,601
6.875%, 5/1/25	1,014,000	1,175,226
Rolls-Royce PLC, 144A, 3.625%, 10/14/25	850,000	855,312
Spirit AeroSystems, Inc., 144A, 5.50%, 1/15/25	400,000	422,502
TransDigm, Inc.
144A, 8.00%, 12/15/25	930,000	1,006,223
144A, 6.25%, 3/15/26	3,719,000	3,928,287
6.375%, 6/15/26	807,000	837,020
7.50%, 3/15/27	467,000	499,106

(Cost $9,878,558)		9,940,277

Building Materials - 0.2%
Builders FirstSource, Inc., 144A, 6.75%, 6/1/27	669,000	716,666
JELD-WEN, Inc., 144A, 4.625%, 12/15/25	342,000	349,061

(Cost $1,061,895)		1,065,727

Electrical Components & Equipment - 0.5%
WESCO Distribution, Inc.
144A, 7.125%, 6/15/25	1,269,000	1,372,106
144A, 7.25%, 6/15/28	1,095,000	1,215,571

(Cost $2,574,085)		2,587,677

Electronics - 0.7%
Imola Merger Corp., 144A, 4.75%, 5/15/29	1,650,000	1,668,579
Sensata Technologies BV
144A, 4.875%, 10/15/23	530,000	567,543
144A, 5.625%, 11/1/24	3,000	3,333
144A, 5.00%, 10/1/25	65,000	72,381
Sensata Technologies, Inc.
144A, 4.375%, 2/15/30	587,000	607,105
144A, 3.75%, 2/15/31	848,000	829,687

(Cost $3,788,180)		3,748,628

Engineering & Construction - 0.2%
AECOM, 5.125%, 3/15/27	801,000	887,108
Fluor Corp., 3.50%, 12/15/24(a)	427,000	450,442

(Cost $1,312,032)		1,337,550

Environmental Control - 0.5%
Covanta Holding Corp.
5.875%, 7/1/25	212,000	219,442
6.00%, 1/1/27	340,000	356,085
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	425,000	441,040
144A, 3.75%, 8/1/25	637,000	653,409
144A, 5.125%, 12/15/26	425,000	447,844
Stericycle, Inc., 144A, 5.375%, 7/15/24	314,000	324,316

(Cost $2,432,872)		2,442,136

Machinery-Construction & Mining - 0.1%
BWX Technologies, Inc.
144A, 4.125%, 6/30/28	250,000	252,004
144A, 4.125%, 4/15/29	450,000	453,366

(Cost $715,008)		705,370

Miscellaneous Manufacturing - 0.3%
Bombardier, Inc., 144A, 6.125%, 1/15/23	870,000	914,587
Hillenbrand, Inc., 5.75%, 6/15/25	409,000	438,933

(Cost $1,350,541)		1,353,520

Packaging & Containers - 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 3.25%, 9/1/28	560,000	560,045
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	595,000	625,839
144A, 4.125%, 8/15/26	937,000	960,425
Ball Corp.
4.00%, 11/15/23	986,000	1,047,704
5.25%, 7/1/25	846,000	958,806
4.875%, 3/15/26	533,000	596,323
2.875%, 8/15/30	1,085,000	1,044,779
Berry Global, Inc.
144A, 0.95%, 2/15/24	680,000	683,155
144A, 1.57%, 1/15/26	1,296,000	1,298,566
144A, 4.50%, 2/15/26(a)	228,000	233,700
144A, 4.875%, 7/15/26	1,062,000	1,123,718
144A, 5.625%, 7/15/27	425,000	450,562
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	836,000	879,890
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/23	657,000	707,917
Sealed Air Corp.
144A, 4.875%, 12/1/22	371,000	387,398
144A, 5.25%, 4/1/23	508,000	536,783
144A, 5.125%, 12/1/24	248,000	270,811
144A, 5.50%, 9/15/25	293,000	326,146
144A, 4.00%, 12/1/27	428,000	450,705
Silgan Holdings, Inc., 4.125%, 2/1/28	482,000	499,164

(Cost $13,482,946)		13,642,436

Transportation - 0.5%
XPO Logistics, Inc.
144A, 6.125%, 9/1/23	426,000	431,374
144A, 6.75%, 8/15/24	805,000	842,493
144A, 6.25%, 5/1/25	1,031,000	1,103,758

(Cost $2,375,419)		2,377,625

Technology - 4.5%
Computers - 1.4%
Dell International LLC / EMC Corp., 144A, 7.125%, 6/15/24	1,453,000	1,483,876
EMC Corp., 3.375%, 6/1/23	861,000	889,073
NCR Corp., 144A, 8.125%, 4/15/25	382,000	416,857
Seagate HDD Cayman
4.75%, 6/1/23	43,000	46,119
4.875%, 3/1/24	1,030,000	1,113,687
4.75%, 1/1/25(a)	290,000	316,773
4.875%, 6/1/27	310,000	338,985
Vericast Corp., 144A, 8.375%, 8/15/22	20,000	20,423
Western Digital Corp., 4.75%, 2/15/26	2,031,000	2,261,549

(Cost $6,825,185)		6,887,342

Office/Business Equipment - 0.6%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	147,000	164,458

4.125%, 5/1/25	245,000	256,457
4.25%, 4/1/28	918,000	961,499
3.25%, 2/15/29	607,000	617,167
Xerox Corp., 4.375%, 3/15/23	947,000	984,710

(Cost $2,942,751)		2,984,291

Semiconductors - 0.7%
Entegris, Inc., 144A, 4.375%, 4/15/28	550,000	574,063
Microchip Technology, Inc., 144A, 4.25%, 9/1/25	956,000	1,004,554
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	607,000	617,428
Qorvo, Inc.
4.375%, 10/15/29	726,000	790,774
144A, 3.375%, 4/1/31	592,000	602,955

(Cost $3,549,233)		3,589,774

Software - 1.8%
CDK Global, Inc.
5.00%, 10/15/24	355,000	391,746
4.875%, 6/1/27	525,000	555,009
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	25,000	25,471
Dun & Bradstreet Corp.
144A, 6.875%, 8/15/26	450,000	481,111
144A, 10.25%, 2/15/27	358,000	396,245
MSCI, Inc.
144A, 5.375%, 5/15/27	388,000	414,225
144A, 4.00%, 11/15/29	890,000	924,247
144A, 3.625%, 9/1/30	761,000	769,683
144A, 3.875%, 2/15/31	913,000	928,978
Nuance Communications, Inc., 5.625%, 12/15/26	423,000	445,144
Open Text Corp., 144A, 5.875%, 6/1/26	718,000	740,290
PTC, Inc.
144A, 3.625%, 2/15/25	384,000	395,872
144A, 4.00%, 2/15/28	468,000	479,082
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	1,700,000	1,802,051
Twilio, Inc., 3.625%, 3/15/29	500,000	503,590

(Cost $9,227,534)		9,252,744

Utilities - 2.9%
Electric - 2.5%
Calpine Corp., 144A, 5.25%, 6/1/26	723,000	743,772
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/28	735,000	761,405
DPL, Inc., 4.125%, 7/1/25	351,000	375,570
FirstEnergy Corp.
Series B, 4.75%, 3/15/23	1,162,000	1,227,181
Series B, 4.40%, 7/15/27	1,383,000	1,509,368
2.65%, 3/1/30	589,000	572,214
Series B, 2.25%, 9/1/30	285,000	267,518
FirstEnergy Transmission LLC
144A, 4.35%, 1/15/25	53,000	57,708
144A, 2.866%, 9/15/28	525,000	537,435
NextEra Energy Operating Partners LP
144A, 4.25%, 7/15/24	773,000	819,964
144A, 3.875%, 10/15/26	285,000	298,817
144A, 4.50%, 9/15/27	452,000	492,160
NRG Energy, Inc.
7.25%, 5/15/26	688,000	715,833
6.625%, 1/15/27	619,000	643,485
5.75%, 1/15/28	751,000	796,946
144A, 3.375%, 2/15/29	620,000	599,484
144A, 5.25%, 6/15/29	727,000	765,218
TransAlta Corp., 4.50%, 11/15/22	332,000	345,733
Vistra Operations Co. LLC, 144A, 5.50%, 9/1/26	862,000	891,043

(Cost $12,375,925)		12,420,854

Gas - 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	804,000	886,852
5.50%, 5/20/25	550,000	605,641
5.875%, 8/20/26	505,000	564,251

(Cost $2,042,234)		2,056,744

TOTAL CORPORATE BONDS (Cost $492,058,896)		496,586,244

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $4,302,274)	4,302,274	4,302,274

CASH EQUIVALENTS - 2.5%
DWS Government Money Market Series “Institutional Shares”, 0.03% (c) (Cost $12,583,297)	12,583,297	12,583,297

TOTAL INVESTMENTS - 101.6% (Cost $508,944,467)		513,471,815
Other assets and liabilities, net - (1.6%)		(8,039,389)

NET ASSETS - 100.0%		$505,432,426

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:
Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
CORPORATE BONDS - 0.2%
Financial - 0.2%
Deutsche Bank AG , 3.73%, 1/14/32(b)
—	1,025,178	—	—	25,510	7,797	—	1,048,000	1,050,688
SECURITIES LENDING COLLATERAL —0.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
612,989	3,689,285(e)	—	—	—	125	—	4,302,274	4,302,274
CASH EQUIVALENTS —2.5%
DWS Government Money Market Series “Institutional Shares”, 0.03% (c)
1,116,381	44,201,316	(32,734,400)	—	—	542	—	12,583,297	12,583,297

1,729,370	48,915,779	(32,734,400)	—	25,510	8,464	—	17,933,571	17,936,259

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $9,597,213, which is 1.9% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,634,442.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(f)	$—	$496,586,244	$—	$496,586,244
Short-Term Investments(f)	16,885,571	—	—	16,885,571

TOTAL	$16,885,571	$496,586,244	$—	$513,471,815

(f)	See Schedule of Investments for additional detailed categorizations.